                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                October 29, 1996

Fellow Partner:

     Our Fund earned $2.50 per share of net investment income in the nine months ended September 30, 1996, as compared to $2.39 per share in the same period of 1995. Long-term capital gains realized in 1996 amount to $.05 per share.

     After providing for the $.60 per share distribution to partners of record on September 30, 1996, the net asset value per partnership share, as shown in the enclosed report, was $224.35, the highest quarter-end value in the Fund's history.

     Since our last report, 12,476 shares of Barnett Banks Inc., 22,298 shares of Hewlett-Packard Company and 30,000 shares of PHH Corp. were received from stock splits. Minnesota Mining & Manufacturing Company distributed 5,200 shares of Imation Corp.

     Your comments or inquiries concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           /s/ROBERT R. FORTUNE
                                           -----------------------
                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     The U.S. equity markets fluctuated in the third quarter, but ended the quarter with a 3.08% gain. Large capitalization issues have outperformed small capitalization issues for the year to date on the strength of a lesser correction in July and a better rebound in the third quarter.

     The market was apparently nervous about the economy in the third quarter; its recovery came on the heels of economic news suggesting that reasonable, not excessive, economic growth is occurring. The Fed's decision not to raise interest rates at its September FOMC meeting also helped to propel the market's advance. The average money manager has outperformed the market for the year-to-date, returning 14.7% on a total return basis. The Dow Jones continued to underperform the broader market in the third quarter, rising 5.0% in the third quarter, significantly less than the broader market's 7.3%. Chestnut Street Exchange Fund returned 5.3% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                                      NINE MONTHS ENDED
                                                                     -------------------
                                                                     9/30/96     9/30/95
                                                                     -------     -------
     Chestnut Street Exchange Fund.................................  +15.5%      +30.4%
     Dow Jones Industrial Average..................................  +15.0%      +24.9%
     Standard & Poor's 500(@) Composite Stock Price Index..........  +11.6%      +27.2%

     We continue to expect the economy to show modest growth through 1996, with growth slowing in 1997 after the election is behind us. Housing starts have been strong although housing permits have been weak; home sales continue to hold up in the face of modestly increasing mortgage rates. Unit labor costs and personal income are growing slowly while energy prices have been stable, indicating modest inflationary pressures. However, business inventories are falling, some commodity prices are increasing as are some food and grain prices, causing investors some concern about inflationary pressures. Despite the conflicting data, we expect moderate inflation pressures through the end of the year.

     Corporate profits grew 8% in the first and second quarters and are forecast to grow 9% in each of the third and fourth quarters. This growth in a price constrained environment reflects continued substitution of capital for labor and realization of synergies from strategic mergers and acquisitions. Strong inflows into mutual funds continue to support the market's advance. Nevertheless, the market's current valuation is toward the high end of its historic range, suggesting caution. The Fund's diversification should mitigate some of this risk as it has done during the course of 1996.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                               SEPTEMBER 30, 1996

                                  (UNAUDITED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS--97.1%
             AUTO & AUTO PARTS--0.7 %
     41,299  Genuine Parts Company.....    $   1,806,831
                                           -------------
             BANKS--8.0 %
     24,952  Barnett Banks Inc. .......          842,130
     60,000  CoreStates Financial Corp....     2,595,000
     30,757  First Chicago NBD
               Corp. ..................        1,391,754
     40,000  Morgan (J.P.) & Co.,
               Inc. ...................        3,555,000
     89,328  NationsBank Corp. ........        7,760,370
    157,266  Norwest Corp. ............        6,428,248
                                           -------------
                                              22,572,502
                                           -------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.9 %
     45,130  Armstrong World
               Industries, Inc. .......        2,814,984
     52,117  Weyerhaeuser Company......        2,403,897
                                           -------------
                                               5,218,881
                                           -------------
             BUSINESS PRODUCTS &
               SERVICES--3.7 %
     50,647  Dun & Bradstreet
               Corporation.............        3,019,827
     68,416  Harland (John H.) Co. ....        2,052,480
     52,000  Minnesota Mining &
               Manufacturing Company...        3,633,500
     60,000  PHH Corp. ................        1,785,000
                                           -------------
                                              10,490,807
                                           -------------
             CHEMICALS--7.9 %
     96,700  Air Products & Chemicals,
               Inc. ...................        5,632,775
     52,100  BetzDearborn Inc. ........        2,735,250
    208,000  Cabot Corporation.........        5,798,000
    175,077  Loctite Corp. ............        7,922,234
                                           -------------
                                              22,088,259
                                           -------------
             CONSUMER NON-DURABLES &
               SERVICES--8.2 %
    451,832  Coca-Cola (The) Company...       22,986,953
                                           -------------
             CONTAINERS--1.1%
     67,148  Crown Cork & Seal Company,
               Inc. ...................        3,097,201
                                           -------------
             DIVERSIFIED
               COMPANIES--2.8 %
    157,190  Alco Standard Corporation...      7,839,851
                                           -------------

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             DRUGS & MEDICAL--16.7 %
    121,964  Abbott Laboratories,
               Inc. ...................    $   6,006,727
     39,177  Baxter International,
               Inc. ...................        1,831,525
    411,984  Johnson & Johnson,
               Inc. ...................       21,114,180
    203,995  Merck & Company, Inc. ....       14,356,148
     62,000  SmithKline Beecham plc
               ADS.....................        3,774,250
                                           -------------
                                              47,082,830
                                           -------------
             ELECTRICAL
               EQUIPMENT--5.3 %
    101,567  Emerson Electric Company...       9,153,726
     64,000  General Electric Company...       5,824,000
                                           -------------
                                              14,977,726
                                           -------------
             ELECTRONICS--17.1%
    105,538  AMP, Inc. ................        4,089,598
     44,596  Hewlett-Packard Company...        2,174,055
     5,200*  Imation Corp. ............          127,400
    280,659  Intel Corp. ..............       26,785,393
    119,118  Motorola, Incorporated....        6,149,467
    159,207  Raytheon Company..........        8,855,889
                                           -------------
                                              48,181,802
                                           -------------
             ENTERTAINMENT--1.5%
     68,000  Walt Disney Company.......        4,309,500
                                           -------------
             FOOD PROCESSING &
               DISTRIBUTION--1.4%
    170,000  McCormick & Co. Inc. .....        3,973,750
                                           -------------
             INSURANCE &
               FINANCIAL--2.5%
     22,000  Aetna, Inc. ..............        1,548,250
     43,930  American Express
               Company.................        2,031,763
     12,028  CIGNA Corp. ..............        1,441,857
     19,392  Marsh & McLennan
               Companies, Inc. ........        1,883,448
                                           -------------
                                               6,905,318
                                           -------------
             LODGING &
               RESTAURANT--1.7 %
    101,234  McDonald's Corporation....        4,795,961
                                           -------------
             NATURAL GAS
               TRANSMISSION--0.4%
     24,000  Tenneco, Inc. ............        1,203,000
                                           -------------
             OFFICE EQUIPMENT--0.5%
     10,471  International Business
               Machines Corporation....        1,303,639
                                           -------------

                      STATEMENT OF NET ASSETS (CONCLUDED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS (CONTINUED)
             PAPER--1.1%
     30,000  Consolidated Papers, Inc. ... $   1,560,000
     55,432  Westvaco Corp. ...........        1,642,173
                                           -------------
                                               3,202,173
                                           -------------
             PETROLEUM--2.6%
     13,500  Atlantic Richfield Co. ...        1,721,250
     40,000  Exxon Corp. ..............        3,330,000
     40,360  Louisiana Land &
               Exploration Company.....        2,123,945
                                           -------------
                                               7,175,195
                                           -------------
             PETROLEUM EQUIPMENT &
               SERVICES--0.9%
     30,216  Schlumberger, Ltd. .......        2,553,252
                                           -------------
             POLLUTION CONTROL--1.6%
    114,556  Browning-Ferris
               Industries, Inc. .......        2,863,900
     48,736  WMX Technologies, Inc. ...        1,602,196
                                           -------------
                                               4,466,096
                                           -------------
             RETAIL--GENERAL &
               SPECIALTY--3.8%
    116,772  Albertson's Inc. .........        4,919,021
     58,600  Melville Corp. ...........        2,585,725
     60,000  Penney (J.C.) Company,
               Inc. ...................        3,247,500
                                           -------------
                                              10,752,246
                                           -------------
             TELEPHONE UTILITIES--3.5%
     65,000  AT&T Corp. ...............        3,396,250
    163,900  GTE Corp. ................        6,310,150
                                           -------------
                                               9,706,400
                                           -------------
  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             TRANSPORTATION--2.2%
     39,932  Burlington Northern,
               Inc. ...................    $   3,369,262
     40,000  Union Pacific Corp. ......        2,930,000
                                           -------------
                                               6,299,262
                                           -------------

             Total Common Stocks
                   (Cost
               $45,134,276)............      272,989,435
                                           -------------
    PAR
-----------
 SHORT-TERM OBLIGATIONS--2.7%
 $7,600,000  General Electric Capital
               Corp., Commercial Paper,
               5.29%, 12/31/96
               (Cost $7,600,000).......       7,600,000
                                           ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $52,734,276).......        99.8%    280,589,435
Distributions payable......        (0.3)       (752,233)
Other assets in excess of
  other liabilities........         0.5       1,435,795
                                  -----    ------------
NET ASSETS (Applicable to
  1,253,721 partnership
  shares outstanding)......       100.0%   $281,272,997
                                  =====    ============
NET ASSET VALUE PER
  SHARE....................                $     224.35
                                           ============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,194,695 shares).......                $268,030,481
Managing general partners
  (13,369 shares).......... $ 2,999,343
Non-managing general
  partner (45,657
  shares)..................  10,243,173      13,242,516
                            -----------    ------------
Total net assets
  (1,253,721 shares).......                $281,272,997
                                           ============

* Non-Income Producing

Values for securities listed on a securities exchange are based upon the last reported sales price on September 30, 1996. Securities not so listed or not traded on that date are valued at the latest bid price.

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

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                           MANAGING GENERAL PARTNERS

                               Robert R. Fortune
                               G. Willing Pepper
                                R. Stewart Rauch
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         PNC Bank, National Association
                                      and
                               PNC Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

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                     [CHESTNUT STREET EXCHANGE FUND LOGO]

                              Third Quarter Report
                                September 30, 1996



                            Chestnut Street Exchange
                                       Fund
                              400 Bellevue Parkway
                                   Suite 100
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
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